Oil and Gas Interests (Tables)	12 Months Ended
Jun. 30, 2015
Components of Oil and Gas interest	Oil and gas interests consist of the following:

	2015	2014
Oil and gas interests	$18,098	$17,094
Less accumulated depletion	(10,385)	(9,223)

	$7,713	$7,871